Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jun. 27, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay vs. Performance

The table below sets forth our pay versus performance disclosure, in accordance with SEC Item 402(v) of Regulation S-K.

Pay vs. Performance Table

							VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR FORMER PEO (1)	COMPENSATION ACTUALLY PAID TO FORMER PEO (2)	SUMMARY COMPENSATION TABLE TOTAL FOR CURRENT PEO (1)	COMPENSATION ACTUALLY PAID TO CURRENT PEO (2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS (3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS (4)	TOTAL SHAREHOLDER RETURN (5)	PEER GROUP TOTAL SHAREHOLDER RETURN (6)	NET INCOME (IN MILLIONS) (7)	ADJUSTED EPS (8)

2025	$10,495,092	$7,831,664	$14,405,012	$11,285,225	$7,144,172	$3,613,583	105.69	189.72	$532.7	$2.71

2024	$18,313,164	$11,859,351	—	—	$6,557,345	$4,191,532	107.68	158.87	$832.9	$3.89

2023	$17,659,164	$25,319,045	—	—	$6,096,656	$7,723,806	105.28	135.24	$865.8	$3.43

2022	$16,611,190	$5,409,783	—	—	$4,775,035	$2,516,311	91.48	114.48	$755.2	$3.15

2021	$16,598,719	$20,783,335	—	—	$6,672,447	$7,428,269	108.14	121.12	$608.4	$2.75

(1)
Mr. Lico served as the “Former PEO” from January 1st, 2021 through June 27th, 2025. Mr. Soroye served as our “Current PEO” from June 28th, 2025 through December 31st, 2025.
(2)
Compensation actually paid is adjusted from summary compensation table total compensation for changes in fair value of outstanding equity-based awards. See additional detail below. Consistent with the methodology used to calculate the fair value of our equity-based awards generally, (1) the fair value of RSUs was calculated using the closing price of our common stock on the relevant date, adjusted to the extent applicable for the impact of RSUs not having dividend rights prior to vesting, (2) the fair value of restricted stock awards was calculated using the closing price of our common stock on the relevant date, (3) the fair value of PSUs dependent on rTSR was calculated using a Monte Carlo pricing model, (4) the fair value of PSUs dependent on Core Revenue Growth was based on estimation of performance at the time of valuation and (5) the fair value of stock options was calculated using a Black-Scholes Merton option pricing model.
(3)
Includes Mr. McLaughlin for 2021, 2022, 2023, 2024 and 2025; Ms. Walker for 2022, 2023, 2024 and 2025; Ms. Barbara Hulit for 2021; Mr. Edward R. Simmons for 2021; Mr. Soroye for 2021, 2022, 2023 and 2024; Mr. Murphy for 2022; Ms. Newcombe for 2023, 2024 and 2025; Mr. Underwood for 2025; Mr. Okerstrom for 2025; and Mr. Schwarz for 2025.
(4)
Average of non-PEO NEOs adjusted for same items as the PEOs.
(5)
Assumes $100 invested on market close on December 31, 2020 through end of the fiscal year for which Total Shareholder Return (“TSR”) is being calculated. TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is S&P 500 Industrial.
(7)
Net income is calculated pursuant to U.S. GAAP. Net income for 2025 is presented on a continuing operations basis to reflect the Separation. Net income for each of 2021, 2022, 2023 and 2024 do not give effect to the Separation and have not been recast to reflect our former Precision Technologies segment as discontinuing operations.
(8)
We have identified Adjusted EPS, a non-GAAP measure, as our company-selected measure. Adjusted EPS for 2025 is presented on a continuing operations basis to reflect the Separation. Adjusted EPS for each of 2021, 2022, 2023 and 2024 do not give effect to the Separation and have not been recast to reflect our former Precision Technologies segment as discontinuing operations. See Appendix A for non-GAAP reconciliation.

To calculate compensation actually paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

Reconciliation of Compensation Actually Paid to Summary Compensation Table

Former Principal Executive Officer

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR FORMER PEO	LESS: FAIR VALUE OF EQUITY AWARDS AT GRANT DATE	ADD: FAIR VALUE OF EQUITY AWARDS GRANTED IN SUCH YEAR AT END OF THE APPLICABLE YEAR	ADD: CHANGE IN FAIR VALUE OF PRIOR YEAR EQUITY AWARDS VESTED IN THE APPLICABLE YEAR	ADD: YEAR OVER YEAR CHANGE IN FAIR VALUE OF PRIOR YEAR EQUITY AWARDS REMAINING UNVESTED IN THE APPLICABLE YEAR	ADD: VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT REFLECTED IN TOTAL COMPENSATION	COMPENSATION ACTUALLY PAID TO FORMER PEO

2025	$10,495,092	$(7,550,705)	$6,335,627	$(4,191,989)	$2,723,376	$20,262	$7,831,664

Current Principal Executive Officer

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CURRENT PEO	LESS: FAIR VALUE OF EQUITY AWARDS AT GRANT DATE	ADD: FAIR VALUE OF EQUITY AWARDS GRANTED IN SUCH YEAR AT END OF THE APPLICABLE YEAR	ADD: CHANGE IN FAIR VALUE OF PRIOR YEAR EQUITY AWARDS VESTED IN THE APPLICABLE YEAR	ADD: YEAR OVER YEAR CHANGE IN FAIR VALUE OF PRIOR YEAR EQUITY AWARDS REMAINING UNVESTED IN THE APPLICABLE YEAR	ADD: VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT REFLECTED IN TOTAL COMPENSATION	COMPENSATION ACTUALLY PAID TO CURRENT PEO

2025	$14,405,012	$(11,902,644)	$10,941,611	$(1,720,096)	$(452,807)	$14,149	$11,285,225

Non-Principal Named Executive Officers

YEAR	APPLICABLE OTHER NEOs	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR OTHER NEOs	LESS: AVERAGE FAIR VALUE OF EQUITY AWARDS AT GRANT DATE	ADD: AVERAGE FAIR VALUE OF EQUITY AWARDS GRANTED IN SUCH YEAR AT END OF THE APPLICABLE YEAR	ADD: AVERAGE CHANGE IN FAIR VALUE OF EQUITY AWARDS VESTED IN THE APPLICABLE YEAR	ADD: AVERAGE YEAR OVER YEAR CHANGE IN FAIR VALUE OF PRIOR YEAR EQUITY AWARDS REMAINING UNVESTED IN THE APPLICABLE YEAR	LESS: AVERAGE YEAR OVER YEAR CHANGE IN FAIR VALUE OF PRIOR YEAR EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE APPLICABLE YEAR	ADD: VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT REFLECTED IN TOTAL COMPENSATION	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS

2025	Mark Okerstrom, Peter Underwood, Stacey Walker, Jonathan Schwarz, Charles McLaughlin, Tamara Newcombe	$7,144,172	$(5,651,314)	$3,978,167	$(576,319)	$324,234	$(1,610,318)	$4,960	$3,613,583

Company Selected Measure Name			Adjusted EPS
Named Executive Officers, Footnote
(3)
Includes Mr. McLaughlin for 2021, 2022, 2023, 2024 and 2025; Ms. Walker for 2022, 2023, 2024 and 2025; Ms. Barbara Hulit for 2021; Mr. Edward R. Simmons for 2021; Mr. Soroye for 2021, 2022, 2023 and 2024; Mr. Murphy for 2022; Ms. Newcombe for 2023, 2024 and 2025; Mr. Underwood for 2025; Mr. Okerstrom for 2025; and Mr. Schwarz for 2025.

Peer Group Issuers, Footnote
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is S&P 500 Industrial.

Adjustment To PEO Compensation, Footnote

Former Principal Executive Officer

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR FORMER PEO	LESS: FAIR VALUE OF EQUITY AWARDS AT GRANT DATE	ADD: FAIR VALUE OF EQUITY AWARDS GRANTED IN SUCH YEAR AT END OF THE APPLICABLE YEAR	ADD: CHANGE IN FAIR VALUE OF PRIOR YEAR EQUITY AWARDS VESTED IN THE APPLICABLE YEAR	ADD: YEAR OVER YEAR CHANGE IN FAIR VALUE OF PRIOR YEAR EQUITY AWARDS REMAINING UNVESTED IN THE APPLICABLE YEAR	ADD: VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT REFLECTED IN TOTAL COMPENSATION	COMPENSATION ACTUALLY PAID TO FORMER PEO

2025	$10,495,092	$(7,550,705)	$6,335,627	$(4,191,989)	$2,723,376	$20,262	$7,831,664

Current Principal Executive Officer

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CURRENT PEO	LESS: FAIR VALUE OF EQUITY AWARDS AT GRANT DATE	ADD: FAIR VALUE OF EQUITY AWARDS GRANTED IN SUCH YEAR AT END OF THE APPLICABLE YEAR	ADD: CHANGE IN FAIR VALUE OF PRIOR YEAR EQUITY AWARDS VESTED IN THE APPLICABLE YEAR	ADD: YEAR OVER YEAR CHANGE IN FAIR VALUE OF PRIOR YEAR EQUITY AWARDS REMAINING UNVESTED IN THE APPLICABLE YEAR	ADD: VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT REFLECTED IN TOTAL COMPENSATION	COMPENSATION ACTUALLY PAID TO CURRENT PEO

2025	$14,405,012	$(11,902,644)	$10,941,611	$(1,720,096)	$(452,807)	$14,149	$11,285,225

Non-PEO NEO Average Total Compensation Amount			$ 7,144,172	$ 6,557,345	$ 6,096,656	$ 4,775,035	$ 6,672,447
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,613,583	4,191,532	7,723,806	2,516,311	7,428,269
Adjustment to Non-PEO NEO Compensation Footnote

Non-Principal Named Executive Officers

YEAR	APPLICABLE OTHER NEOs	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR OTHER NEOs	LESS: AVERAGE FAIR VALUE OF EQUITY AWARDS AT GRANT DATE	ADD: AVERAGE FAIR VALUE OF EQUITY AWARDS GRANTED IN SUCH YEAR AT END OF THE APPLICABLE YEAR	ADD: AVERAGE CHANGE IN FAIR VALUE OF EQUITY AWARDS VESTED IN THE APPLICABLE YEAR	ADD: AVERAGE YEAR OVER YEAR CHANGE IN FAIR VALUE OF PRIOR YEAR EQUITY AWARDS REMAINING UNVESTED IN THE APPLICABLE YEAR	LESS: AVERAGE YEAR OVER YEAR CHANGE IN FAIR VALUE OF PRIOR YEAR EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE APPLICABLE YEAR	ADD: VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT REFLECTED IN TOTAL COMPENSATION	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS

2025	Mark Okerstrom, Peter Underwood, Stacey Walker, Jonathan Schwarz, Charles McLaughlin, Tamara Newcombe	$7,144,172	$(5,651,314)	$3,978,167	$(576,319)	$324,234	$(1,610,318)	$4,960	$3,613,583

Compensation Actually Paid vs. Total Shareholder Return

The charts below reflect the relationship between the Former and Current PEOs’ CAP and the average non-PEO CAP to Total Shareholder Return, Net Income, and Adjusted EPS, and the relationship of the Company’s TSR to the peer group TSR.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure

(1)
Net income is calculated pursuant to U.S. GAAP. "Adjusted EPS" is a non-GAAP measure. Net income and adjusted EPS for 2025 are presented on a continuing operations basis to reflect the Separation. Net income and adjusted EPS for each of 2021, 2022, 2023 and 2024 do not give effect to the Separation and have not been recast to reflect our former Precision Technologies segment as discontinuing operations. See Appendix A for non-GAAP reconciliation.

Total Shareholder Return Vs Peer Group

The charts below reflect the relationship between the Former and Current PEOs’ CAP and the average non-PEO CAP to Total Shareholder Return, Net Income, and Adjusted EPS, and the relationship of the Company’s TSR to the peer group TSR.

Tabular List, Table

List of Most Important Performance Measures

The three performance measures listed below represent the most important metrics we used to determine executive compensation for 2025 as further described in our Compensation Discussion and Analysis.

PERFORMANCE MEASURE

Adjusted EPS (1)

Core Revenue Growth Rate (1)

Free Cash Flow (1)

(1)
“Adjusted EPS”, “Core Revenue Growth” and “Free Cash Flow” are non-GAAP measures. See Appendix A for non-GAAP reconciliation.

Total Shareholder Return Amount			$ 105.69	107.68	105.28	91.48	108.14
Peer Group Total Shareholder Return Amount			189.72	158.87	135.24	114.48	121.12
Net Income (Loss)			$ 532,700,000	$ 832,900,000	$ 865,800,000	$ 755,200,000	$ 608,400,000
Company Selected Measure Amount			2.71	3.89	3.43	3.15	2.75
PEO Name	Mr. Soroye	Mr. Lico
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EPS
Non-GAAP Measure Description
(8)
We have identified Adjusted EPS, a non-GAAP measure, as our company-selected measure. Adjusted EPS for 2025 is presented on a continuing operations basis to reflect the Separation. Adjusted EPS for each of 2021, 2022, 2023 and 2024 do not give effect to the Separation and have not been recast to reflect our former Precision Technologies segment as discontinuing operations. See Appendix A for non-GAAP reconciliation.

Measure:: 2
Pay vs Performance Disclosure
Name			Core Revenue Growth Rate
Measure:: 3
Pay vs Performance Disclosure
Name			Free Cash Flow
Mr. Lico
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,495,092	$ 18,313,164	$ 17,659,164	$ 16,611,190	$ 16,598,719
PEO Actually Paid Compensation Amount			7,831,664	$ 11,859,351	$ 25,319,045	$ 5,409,783	$ 20,783,335
Mr. Soroye
Pay vs Performance Disclosure
PEO Total Compensation Amount			14,405,012
PEO Actually Paid Compensation Amount			11,285,225
PEO | Mr. Lico | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,550,705)
PEO | Mr. Lico | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,335,627
PEO | Mr. Lico | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,191,989)
PEO | Mr. Lico | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,723,376
PEO | Mr. Lico | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			20,262
PEO | Mr. Soroye | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,902,644)
PEO | Mr. Soroye | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,941,611
PEO | Mr. Soroye | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,720,096)
PEO | Mr. Soroye | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(452,807)
PEO | Mr. Soroye | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			14,149
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,651,314)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,978,167
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(576,319)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			324,234
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,610,318)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 4,960